Leases (Details) - Schedule of Other Information About Company’s Leases	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Information About Company’s Leases [Abstract]
Weighted average remaining lease term	2 years 4 months 13 days
Weighted average discount rate	3.45%	4.20%